Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Registrant Name	dei_EntityRegistrantName	Intrepid Capital Management Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001300746
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2021
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A